Size of unconsolidated structured entities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Unconsolidated structured entities
Size of unconsolidated structured entities [Line Items]
Total assets	₩ 715,297,320	₩ 619,187,523
Assets-backed securitization
Size of unconsolidated structured entities [Line Items]
Total assets	253,958,036	208,441,947
Structured financing
Size of unconsolidated structured entities [Line Items]
Total assets	257,475,395	195,374,046
Investment funds
Size of unconsolidated structured entities [Line Items]
Total assets	₩ 203,863,889	₩ 215,371,530